5. Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
5. Notes Payable

During the six months ended June 30, 2013 the Company received advances totaling $35,000 and issued promissory notes to non-related parties. The notes bear interest at 5%, are unsecured, and are due on demand.

5.	Notes Payable

On September 30, 2005, the Company received $30,000 and issued a promissory note to a non-related party. This amount is non-interest bearing, unsecured, and due on demand.

On October 30, 2007, the Company received advances totaling $50,000 and issued a promissory note to a non-related party. This amount is non-interest bearing, unsecured, and due on demand.

During the year ended December 31, 2012, the Company received advances totaling $75,000 and issued promissory notes to a non-related party. These notes bear interest at 5%, are unsecured, and are due on demand.

On January 29, 2013, the Company received $15,000 and issued promissory notes to a non-related party. These notes bear interest at 5%, are unsecured, and are due on demand.